CONSOLIDATED BALANCE SHEETS1 ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Current asset:
Cash and cash equivalents	$ 5,628		$ 5,269
Restricted cash	930		1,411
Accounts receivable, net	1,586		3,631
Prepayments and other current assets	486		572
Contract assets	217		74
Inventories	603		547
Total current assets	9,450		11,504
Non-current assets:
Property, plant and equipment, net	179		215
Investments in affiliates	8,251		8,077
Goodwill	1,071		1,071
Operating lease right-of-use assets, net	219		238
Deferred tax assets	108		145
Restricted cash	85		0
TOTAL ASSETS	19,363		21,250
Current liabilities:
Bank borrowings	222		376
Accounts payable	2,279		3,151
Contract liabilities	625		1,076
Other payables and accrued expenses	1,231		1,585
Current portion of long-term operating lease liabilities	113		175
Income tax payable	0		42
Total current liabilities	4,470		6,405
Non-current liabilities:
Deferred tax liabilities	0		3
Long-term operating lease liabilities, net of current portion	87		41
TOTAL LIABILITIES	4,557		6,449
Commitments and contingencies	0		0
SHAREHOLDERS' EQUITY
Ordinary share, 20,000,000 shares authorized and no par value; 7,899,832 and 7,899,832 issued and outstanding as of December 31, 2022 and 2021	123		123
Additional paid-in capital	9,715		9,670
Treasury stock, 167,700 shares at cost, as of December 31, 2022 and 2021, respectively	(786)		(786)
PRC statutory reserve	362		316
Accumulated other comprehensive loss	725		787
Retained earnings	3,633		3,774
Total shareholders' equity attributable to Euro Tech Holdings Company Limited	13,772		13,884
Noncontrolling interests	1,034		917
Shareholders' equity	14,806		14,801
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	19,363		21,250
Long-term investments	5,540		5,540
Other tax payable	192		130
Total shareholders' equity attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited	$ 13,772		$ 13,884
ZHEJIANG TIANLAN
Current asset:
Accounts receivable, net | ¥		¥ 135,773		¥ 106,022
Prepayments and other current assets | ¥		21,151		33,498
Contract assets | ¥		76,992		72,310
Inventories | ¥		4,399		3,386
Total current assets | ¥		374,502		270,192
Non-current assets:
Property, plant and equipment, net | ¥		68,405		74,063
Deferred tax assets | ¥		14,666		14,305
TOTAL ASSETS | ¥		465,431		366,622
Current liabilities:
Bank borrowings | ¥		5,508		13,518
Accounts payable | ¥		128,713		93,962
Contract liabilities | ¥		34,503		37,481
Other payables and accrued expenses | ¥		88,501		18,428
Total current liabilities | ¥		265,418		170,113
Non-current liabilities:
TOTAL LIABILITIES | ¥		266,445		174,002
SHAREHOLDERS' EQUITY
Retained earnings | ¥		56,193		52,409
Total shareholders' equity attributable to Euro Tech Holdings Company Limited | ¥		192,550		187,324
Noncontrolling interests | ¥		6,436		5,296
Shareholders' equity | ¥		198,986		192,620
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY | ¥		465,431		366,622
Cash | ¥		121,382		54,976
Short-term investments | ¥		14,805
Intangible assets, net | ¥		1,808		1,865
Land use right, net | ¥		4,850		4,997
Long-term investments | ¥		1,200		1,200
Total non-current assets | ¥		90,929		96,430
Other tax payable | ¥		8,193		6,724
Deferred government grant | ¥		1,027		3,889
Total non-current liabilities | ¥		1,027		3,889
Share capital 82,572,000 no par value shares authorized, issued and outstanding, as of December 31, 2022 and 2021, respectively | ¥		82,572		82,572
Capital reserve | ¥		35,761		35,761
PRC statutory reserve | ¥		18,024		16,582
Total shareholders' equity attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited | ¥		¥ 192,550		¥ 187,324